SCHEDULE OF COMMON STOCK FUTURE ISSUANCE (Details) - shares	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	5,573,485	863,108
Warrant Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	4,929,996	668,970
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	26,377	27,337
Share-Based Payment Arrangement, Option [Member] | Stock Option Available For Future Grant Under 2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	617,112	4,569
Share-Based Payment Arrangement, Option [Member] | 2022 Notes Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		162,232